Principal accounting policies - Estimated Useful Lives of Finite-Lived Intangible Assets (Detail)	12 Months Ended
Dec. 31, 2012
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	5 years
Domain name [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	15 years
Minimum [Member] | Software [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	3 years
Maximum [Member] | Software [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	5 years